Other Provions - Summary of Other Provisions (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of other provisions [line items]
Total Current provisions	€ 36,495	€ 34,401
Total Non-Current provisions	2,074	2,037
Warranties
Disclosure of other provisions [line items]
Total Current provisions	916	1,043
Total Non-Current provisions	1,253	1,214
Legal
Disclosure of other provisions [line items]
Total Current provisions	10,136	15,187
Personnel Obligations
Disclosure of other provisions [line items]
Total Current provisions	14,459	10,501
Other
Disclosure of other provisions [line items]
Total Current provisions	10,984	7,670
Total Non-Current provisions	€ 821	€ 823